Stockholders' Deficit - Preferred stock (Details) - Graf Acquisition Corp. IV [Member] - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, par value, (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock issued (in shares)	0	0	0
Preferred stock outstanding (in shares)	0	0	0